First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 19.8%
	Automobiles — 0.6%
261,971	Ford Motor Co.	6.20%	06/01/59	$6,096,065
527,409	Ford Motor Co.	6.00%	12/01/59	12,014,377
679,677	Ford Motor Co.	6.50%	08/15/62	16,597,713
				34,708,155
	Banks — 0.9%
872,214	Bank of America Corp., Series KK	5.38%	(a)	20,130,699
99,597	JPMorgan Chase & Co., Series DD	5.75%	(a)	2,467,018
206,485	JPMorgan Chase & Co., Series LL	4.63%	(a)	4,164,803
312,714	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	7,808,469
6,173	Truist Financial Corp., Series R	4.75%	(a)	126,855
178,830	US Bancorp, Series K	5.50%	(a)	4,234,694
208,161	Wells Fargo & Co., Series Z	4.75%	(a)	4,209,015
303,925	Wintrust Financial Corp., Series E (b)	6.88%	(a)	7,634,596
				50,776,149
	Capital Markets — 3.0%
225,115	Affiliated Managers Group, Inc.	5.88%	03/30/59	5,215,915
197,154	Affiliated Managers Group, Inc.	4.75%	09/30/60	3,678,894
857,989	Affiliated Managers Group, Inc.	4.20%	09/30/61	13,933,741
1,060,766	Affiliated Managers Group, Inc.	6.75%	03/30/64	26,391,858
597,978	Brookfield Oaktree Holdings LLC, Series A	6.63%	(a)	13,173,455
949,030	Brookfield Oaktree Holdings LLC, Series B	6.55%	(a)	20,874,579
1,582,979	Carlyle Finance LLC	4.63%	05/15/61	29,221,792
440,840	DigitalBridge Group, Inc., Series I	7.15%	(a)	10,646,286
38,356	DigitalBridge Group, Inc., Series J	7.13%	(a)	921,695
877,653	KKR Group Finance Co. IX LLC	4.63%	04/01/61	16,710,513
354,301	Morgan Stanley, Series Q	6.63%	(a)	9,211,826
1,023,542	TPG Operating Group II, L.P.	6.95%	03/15/64	25,803,494
				175,784,048
	Consumer Finance — 0.0%
60,806	Capital One Financial Corp., Series I	5.00%	(a)	1,220,376
	Diversified REITs — 0.2%
506,445	Global Net Lease, Inc., Series A	7.25%	(a)	11,283,595
	Diversified Telecommunication Services — 0.3%
285,886	AT&T, Inc.	5.35%	11/01/66	6,795,510
510,641	AT&T, Inc., Series C	4.75%	(a)	9,845,159
				16,640,669
	Electric Utilities — 1.7%
25	Duke Energy Corp., Series A	5.75%	(a)	623
261,948	SCE Trust IV, Series J (b)	5.38%	(a)	5,906,927
725,410	SCE Trust V, Series K (b)	5.45%	(a)	16,858,528
322,085	SCE Trust VI	5.00%	(a)	5,552,745
1,363,259	SCE Trust VII, Series M	7.50%	(a)	31,804,832
543,428	SCE Trust VIII, Series N	6.95%	(a)	12,178,222
883,491	Southern (The) Co.	6.50%	03/15/85	23,315,328
				95,617,205
	Financial Services — 1.5%
1,805,512	Corebridge Financial, Inc.	6.38%	12/15/64	44,487,816
1,169,664	Equitable Holdings, Inc., Series A	5.25%	(a)	25,042,506

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Financial Services (Continued)
629,585	Jackson Financial, Inc. (b)	8.00%	(a)	$16,847,694
108,893	Voya Financial, Inc., Series B (b)	5.35%	(a)	2,630,855
				89,008,871
	Food Products — 0.1%
239,453	CHS, Inc., Series 3	6.75%	(a)	5,962,380
	Independent Power and Renewable Electricity Producers — 0.5%
891,011	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	14,051,244
636,356	Brookfield Renewable Partners, L.P., Series 17	5.25%	(a)	12,593,485
				26,644,729
	Insurance — 6.9%
2,469,433	AEGON Funding Co., LLC	5.10%	12/15/49	50,870,320
662,038	American National Group, Inc.	7.38%	(a)	17,246,090
718,078	American National Group, Inc., Series B (b)	6.63%	(a)	18,117,108
313,006	AmTrust Financial Services, Inc.	7.25%	06/15/55	4,976,795
364,175	AmTrust Financial Services, Inc.	7.50%	09/15/55	6,032,559
32	Arch Capital Group Ltd., Series F	5.45%	(a)	692
311,140	Arch Capital Group Ltd., Series G	4.55%	(a)	5,796,538
57,198	Argo Group International Holdings, Inc. (b)	7.00%	(a)	1,438,530
376,213	Aspen Insurance Holdings Ltd.	5.63%	(a)	7,712,367
1,892,076	Aspen Insurance Holdings Ltd.	5.63%	(a)	37,690,154
514,030	Assurant, Inc.	5.25%	01/15/61	10,686,684
1,238,322	Athene Holding Ltd. (b)	7.25%	03/30/64	31,317,163
1,147,770	Athene Holding Ltd., Series A (b)	6.35%	(a)	28,223,664
1,275,164	Athene Holding Ltd., Series E (b)	7.75%	(a)	33,243,525
412,291	Axis Capital Holdings Ltd., Series E	5.50%	(a)	8,542,670
708,967	CNO Financial Group, Inc. (c)	5.13%	11/25/60	13,959,560
1,695,986	F&G Annuities & Life, Inc.	7.95%	12/15/53	44,655,311
2,149,353	F&G Annuities & Life, Inc.	7.30%	01/15/65	53,626,357
87,348	Globe Life, Inc.	4.25%	06/15/61	1,401,062
4,142	MetLife, Inc., Series F	4.75%	(a)	86,899
224,848	Phoenix (The) Cos., Inc.	7.45%	01/15/32	4,204,658
85,784	RenaissanceRe Holdings Ltd., Series F	5.75%	(a)	1,930,140
859,247	RenaissanceRe Holdings Ltd., Series G	4.20%	(a)	14,272,093
270,995	W.R. Berkley Corp.	5.10%	12/30/59	5,704,445
				401,735,384
	Mortgage REITs — 0.1%
300,535	AGNC Investment Corp., Series D, 3 Mo. CME Term SOFR + CSA + 4.33% (d)	8.90%	(a)	7,528,402
26,725	AGNC Investment Corp., Series F (b)	6.13%	(a)	660,909
				8,189,311
	Multi-Utilities — 1.5%
1,024,426	Algonquin Power & Utilities Corp., Series 19-A, 3 Mo. CME Term SOFR + CSA + 4.01% (d)	8.86%	07/01/79	25,917,978
607,959	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	11,192,525
616,426	Brookfield Infrastructure Partners, L.P., Series 13	5.13%	(a)	11,169,639
56,983	Brookfield Infrastructure Partners, L.P., Series 14	5.00%	(a)	1,010,878
388,943	CMS Energy Corp.	5.88%	10/15/78	9,128,492
431,929	CMS Energy Corp.	5.88%	03/01/79	10,297,187
20,021	DTE Energy Co.	4.38%	12/01/81	375,594

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Multi-Utilities (Continued)
62,805	DTE Energy Co., Series E	5.25%	12/01/77	$1,414,997
764,188	Sempra	5.75%	07/01/79	17,927,851
				88,435,141
	Real Estate Management & Development — 0.6%
1,460,655	Brookfield Property Partners, L.P., Series A	5.75%	(a)	20,551,416
1,094,454	Brookfield Property Partners, L.P., Series A2	6.38%	(a)	16,099,418
				36,650,834
	Wireless Telecommunication Services — 1.9%
810,329	United States Cellular Corp.	6.25%	09/01/69	19,374,966
1,888,318	United States Cellular Corp.	5.50%	03/01/70	41,826,244
2,095,593	United States Cellular Corp.	5.50%	06/01/70	46,626,944
				107,828,154
	Total $25 Par Preferred Securities			1,150,485,001
	(Cost $1,257,189,934)
$100 PAR PREFERRED SECURITIES — 0.0%
	Food Products — 0.0%
700	Dairy Farmers of America, Inc. (e)	7.88%	(a)	67,900
	(Cost $64,400)
$1,000 PAR PREFERRED SECURITIES — 3.9%
	Banks — 3.9%
77,411	Bank of America Corp., Series L	7.25%	(a)	94,751,064
110,579	Wells Fargo & Co., Series L	7.50%	(a)	131,467,373
	Total $1,000 Par Preferred Securities			226,218,437
	(Cost $249,258,213)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 74.1%
	Banks — 38.1%
$12,600,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (f)	7.75%	(a)	12,631,002
25,200,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (f)	9.38%	(a)	27,546,397
23,200,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (f)	6.50%	(a)	23,205,633
11,320,000	Banco de Credito e Inversiones S.A. (b) (e) (f)	8.75%	(a)	11,888,253
5,000,000	Banco de Credito e Inversiones S.A. (b) (f) (g)	8.75%	(a)	5,250,995
22,250,000	Banco Mercantil del Norte S.A. (b) (e) (f)	7.50%	(a)	21,527,193
15,700,000	Banco Mercantil del Norte S.A. (b) (e) (f)	7.63%	(a)	15,494,949
21,630,000	Banco Mercantil del Norte S.A. (b) (e) (f)	8.38%	(a)	21,704,774
23,000,000	Banco Mercantil del Norte S.A. (b) (e) (f)	8.75%	(a)	22,908,347
35,600,000	Banco Santander S.A. (b) (f)	4.75%	(a)	34,183,277
30,500,000	Banco Santander S.A. (b) (f)	8.00%	(a)	31,945,303
21,600,000	Banco Santander S.A. (b) (f)	9.63%	(a)	23,860,786
43,200,000	Banco Santander S.A. (b) (f)	9.63%	(a)	49,814,482
200,000	Bank of America Corp., Series RR (b)	4.38%	(a)	194,547
43,283,000	Bank of America Corp., Series TT (b)	6.13%	(a)	43,872,817
60,800,000	Bank of Montreal (b)	7.70%	05/26/84	63,091,529
30,189,000	Bank of Montreal (b)	7.30%	11/26/84	30,791,029
38,764,000	Bank of Nova Scotia (The) (b)	8.63%	10/27/82	40,970,871
41,149,000	Bank of Nova Scotia (The) (b)	8.00%	01/27/84	43,020,909

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$30,800,000	Bank of Nova Scotia (The) (b)	7.35%	04/27/85	$30,889,905
15,075,000	Barclays PLC (b) (f)	4.38%	(a)	13,813,364
100,000,000	Barclays PLC (b) (f)	8.00%	(a)	104,461,800
25,750,000	Barclays PLC (b) (f)	9.63%	(a)	28,732,030
11,600,000	BBVA Bancomer S.A. (b) (e) (f)	5.88%	09/13/34	10,983,091
31,600,000	BBVA Bancomer S.A. (b) (e) (f)	8.45%	06/29/38	32,709,128
59,483,000	BNP Paribas S.A. (b) (e) (f)	4.63%	(a)	51,331,479
9,300,000	BNP Paribas S.A. (b) (e) (f)	7.38%	(a)	9,336,698
41,770,000	BNP Paribas S.A. (b) (e) (f)	7.75%	(a)	43,307,094
15,600,000	BNP Paribas S.A. (b) (e) (f)	8.00%	(a)	16,369,267
56,900,000	BNP Paribas S.A. (b) (e) (f)	8.50%	(a)	59,960,423
8,300,000	BNP Paribas S.A. (b) (e) (f)	9.25%	(a)	8,908,556
18,500,000	Canadian Imperial Bank of Commerce (b)	6.95%	01/28/85	18,523,909
45,055,000	Citigroup, Inc., Series AA (b)	7.63%	(a)	47,310,138
20,000,000	Citigroup, Inc., Series BB (b)	7.20%	(a)	20,870,480
24,790,000	Citigroup, Inc., Series DD (b)	7.00%	(a)	25,893,304
13,803,000	Citigroup, Inc., Series W (b)	4.00%	(a)	13,639,426
2,600,000	Citigroup, Inc., Series X (b)	3.88%	(a)	2,552,404
4,200,000	Citigroup, Inc., Series Z (b)	7.38%	(a)	4,369,478
5,653,000	Citizens Financial Group, Inc., Series G (b)	4.00%	(a)	5,410,470
12,500,000	CoBank ACB (b)	7.25%	(a)	12,787,950
8,841,000	CoBank ACB, Series I (b)	6.25%	(a)	8,863,430
34,455,000	CoBank ACB, Series K (b)	6.45%	(a)	34,690,293
19,000,000	Commerzbank AG (b) (f) (g)	7.50%	(a)	19,107,540
73,700,000	Credit Agricole S.A. (b) (e) (f)	6.70%	(a)	71,242,813
6,200,000	Farm Credit Bank of Texas (b)	7.75%	(a)	6,440,560
7,650,000	Farm Credit Bank of Texas, Series 3 (b) (e)	6.20%	(a)	7,584,976
18,615,000	Fifth Third Bancorp, Series L (b)	4.50%	(a)	18,414,468
30,800,000	HSBC Holdings PLC (b) (f)	6.88%	(a)	31,005,577
48,450,000	HSBC Holdings PLC (b) (f)	6.95%	(a)	48,652,473
56,700,000	HSBC Holdings PLC (b) (f)	8.00%	(a)	59,814,701
3,250,000	Huntington Bancshares, Inc., Series G (b)	4.45%	(a)	3,130,892
22,200,000	ING Groep N.V. (b) (f) (g)	7.25%	(a)	22,505,385
22,390,000	ING Groep N.V. (b) (f) (g)	7.50%	(a)	23,041,280
38,873,000	ING Groep N.V. (b) (f) (g)	8.00%	(a)	40,902,171
16,395,000	Intesa Sanpaolo S.p.A. (b) (e) (f)	7.70%	(a)	16,414,505
93,350,000	JPMorgan Chase & Co., Series NN (b)	6.88%	(a)	97,678,453
9,300,000	JPMorgan Chase & Co., Series OO (b)	6.50%	(a)	9,426,379
68,555,000	Lloyds Banking Group PLC (b) (f)	8.00%	(a)	72,028,133
9,700,000	NatWest Group PLC (b) (f)	6.00%	(a)	9,712,098
36,900,000	NatWest Group PLC (b) (f)	8.13%	(a)	39,312,153
35,116,000	PNC Financial Services Group (The), Inc., Series U (b)	6.00%	(a)	35,231,848
19,345,000	PNC Financial Services Group (The), Inc., Series V (b)	6.20%	(a)	19,560,581
41,711,000	PNC Financial Services Group (The), Inc., Series W (b)	6.25%	(a)	42,000,850
43,000,000	Royal Bank of Canada (b)	7.50%	05/02/84	44,625,916
30,850,000	Royal Bank of Canada (b)	6.35%	11/24/84	29,581,737
33,820,000	Societe Generale S.A. (b) (e) (f)	9.38%	(a)	35,597,376
25,000,000	Societe Generale S.A. (b) (e) (f)	10.00%	(a)	27,291,075
28,330,000	Standard Chartered PLC (b) (e) (f)	7.88%	(a)	29,303,220
17,420,000	Sumitomo Mitsui Financial Group, Inc. (b) (f)	6.60%	(a)	17,637,942

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$3,200,000	Swedbank AB (b) (f) (g)	7.63%	(a)	$3,316,840
21,000,000	Swedbank AB (b) (f) (g)	7.75%	(a)	21,775,131
58,930,000	Toronto-Dominion Bank (The) (b)	8.13%	10/31/82	61,721,161
8,030,000	Toronto-Dominion Bank (The) (b)	7.25%	07/31/84	8,137,907
65,630,000	Wells Fargo & Co. (b)	6.85%	(a)	67,555,847
35,949,000	Wells Fargo & Co. (b)	7.63%	(a)	38,330,442
				2,207,699,640
	Capital Markets — 7.4%
40,400,000	Ares Finance Co. III LLC (b) (e)	4.13%	06/30/51	38,846,483
70,438,000	Charles Schwab (The) Corp., Series H (b)	4.00%	(a)	62,603,625
44,377,000	Charles Schwab (The) Corp., Series I (b)	4.00%	(a)	43,362,364
15,800,000	Charles Schwab (The) Corp., Series K (b)	5.00%	(a)	15,552,419
81,425,000	Credit Suisse Group AG, Claim (c) (h)			7,328,250
1,200,000	Credit Suisse Group AG, Claim (c) (h)			108,000
51,775,000	Credit Suisse Group AG, Claim (c) (h)			4,659,750
76,900,000	Credit Suisse Group AG, Claim (c) (h)			6,921,000
27,200,000	Credit Suisse Group AG, Claim (c) (h)			2,448,000
71,800,000	Deutsche Bank AG, Series 2020 (b) (f)	6.00%	(a)	71,478,788
15,500,000	Goldman Sachs Group (The), Inc. (b)	6.85%	(a)	15,680,415
375,000	Goldman Sachs Group (The), Inc., Series R (b)	4.95%	(a)	377,155
13,608,000	Goldman Sachs Group (The), Inc., Series W (b)	7.50%	(a)	14,390,065
65,985,000	Goldman Sachs Group (The), Inc., Series X (b)	7.50%	(a)	69,256,272
30,900,000	Goldman Sachs Group (The), Inc., Series Y (b)	6.13%	(a)	30,259,156
12,536,000	State Street Corp., Series I (b)	6.70%	(a)	12,813,021
31,000,000	State Street Corp., Series J (b)	6.70%	(a)	31,703,731
				427,788,494
	Electric Utilities — 3.8%
51,590,000	American Electric Power Co., Inc. (b)	6.95%	12/15/54	52,793,595
4,920,000	American Electric Power Co., Inc. (b)	7.05%	12/15/54	5,056,127
23,875,000	Duke Energy Corp. (b)	6.45%	09/01/54	24,008,008
6,500,000	Emera, Inc., Series 16-A (b)	6.75%	06/15/76	6,584,344
42,784,000	Entergy Corp. (b)	7.13%	12/01/54	43,725,034
21,680,000	EUSHI Finance, Inc. (b)	7.63%	12/15/54	22,660,211
46,956,000	NextEra Energy Capital Holdings, Inc. (b)	6.75%	06/15/54	48,150,983
14,338,000	PG&E Corp. (b)	7.38%	03/15/55	13,966,640
3,078,000	Southern (The) Co., Series 21-A (b)	3.75%	09/15/51	2,992,790
				219,937,732
	Financial Services — 2.4%
64,250,000	American AgCredit Corp. (b) (e)	5.25%	(a)	62,794,027
28,250,000	Capital Farm Credit ACA, Series 1 (b) (e)	5.00%	(a)	27,826,250
13,950,000	Compeer Financial ACA (b) (e)	4.88%	(a)	13,601,259
28,304,000	Corebridge Financial, Inc. (b)	6.88%	12/15/52	29,115,383
7,000,000	Corebridge Financial, Inc. (b)	6.38%	09/15/54	6,938,783
				140,275,702
	Food Products — 1.9%
10,700,000	Dairy Farmers of America, Inc. (i)	7.13%	(a)	10,325,500
20,360,000	Land O’Lakes Capital Trust I (i)	7.45%	03/15/28	20,276,856
44,888,000	Land O’Lakes, Inc. (e)	7.00%	(a)	37,033,282

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Food Products (Continued)
$14,010,000	Land O’Lakes, Inc. (e)	7.25%	(a)	$11,740,593
31,520,000	Land O’Lakes, Inc. (e)	8.00%	(a)	29,680,493
				109,056,724
	Gas Utilities — 0.4%
21,500,000	AltaGas Ltd. (b) (e)	7.20%	10/15/54	21,657,015
	Independent Power and Renewable Electricity Producers — 0.7%
31,000,000	AES (The) Corp. (b)	7.60%	01/15/55	31,637,392
12,519,000	AES (The) Corp. (b)	6.95%	07/15/55	12,264,386
				43,901,778
	Insurance — 7.0%
34,460,000	Assurant, Inc. (b)	7.00%	03/27/48	35,078,092
12,699,000	Assured Guaranty Municipal Holdings, Inc. (b) (e)	6.40%	12/15/66	11,742,872
38,875,000	AXIS Specialty Finance LLC (b)	4.90%	01/15/40	36,389,045
24,400,000	CNP Assurances SACA (b) (f) (g)	4.88%	(a)	21,633,650
21,557,000	Enstar Finance LLC (b)	5.50%	01/15/42	20,810,742
13,700,000	Fortegra Financial Corp. (b) (i)	8.50%	10/15/57	13,494,500
73,935,000	Global Atlantic Fin Co. (b) (e)	4.70%	10/15/51	71,373,131
25,274,000	Global Atlantic Fin Co. (b) (e)	7.95%	10/15/54	26,496,705
68,464,000	Hartford Financial Services Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (d) (e)	6.91%	02/12/47	63,866,963
26,429,000	Kuvare US Holdings, Inc. (b) (e)	7.00%	02/17/51	26,528,130
40,630,000	Lancashire Holdings Ltd. (b) (g)	5.63%	09/18/41	37,818,836
38,910,000	Liberty Mutual Group, Inc. (b) (e)	4.13%	12/15/51	37,237,022
1,140,000	Prudential Financial, Inc. (b)	6.00%	09/01/52	1,137,682
				403,607,370
	Multi-Utilities — 4.5%
58,853,000	Algonquin Power & Utilities Corp. (b)	4.75%	01/18/82	56,210,353
15,500,000	CenterPoint Energy, Inc., Series A (b)	7.00%	02/15/55	15,848,797
1,400,000	CenterPoint Energy, Inc., Series B (b)	6.85%	02/15/55	1,423,453
33,000,000	Dominion Energy, Inc. (b)	6.63%	05/15/55	33,407,418
27,900,000	Dominion Energy, Inc., Series A (b)	6.88%	02/01/55	29,095,607
15,550,000	Dominion Energy, Inc., Series B (b)	7.00%	06/01/54	16,486,219
21,700,000	NiSource, Inc. (b)	6.38%	03/31/55	21,584,816
39,422,000	Sempra (b)	4.13%	04/01/52	37,464,327
35,416,000	Sempra (b)	6.40%	10/01/54	34,202,315
16,684,000	Sempra (b)	6.88%	10/01/54	16,690,832
				262,414,137
	Oil, Gas & Consumable Fuels — 6.8%
55,822,000	Enbridge, Inc. (b)	6.25%	03/01/78	55,255,055
28,420,000	Enbridge, Inc. (b)	7.63%	01/15/83	29,856,887
48,200,000	Enbridge, Inc. (b)	8.50%	01/15/84	53,494,703
39,830,000	Enbridge, Inc., Series 20-A (b)	5.75%	07/15/80	38,809,404
8,631,000	Energy Transfer, L.P., Series B (b)	6.63%	(a)	8,518,133
15,394,000	Energy Transfer, L.P., Series F (b)	6.75%	(a)	15,398,994
69,836,000	Energy Transfer, L.P., Series G (b)	7.13%	(a)	70,998,839
22,000,000	Energy Transfer, L.P., Series H (b)	6.50%	(a)	22,043,186
29,482,000	Transcanada Trust (b)	5.50%	09/15/79	28,359,635

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$34,700,000	Transcanada Trust (b)	5.60%	03/07/82	$33,009,770
40,092,000	Venture Global LNG, Inc. (b) (e)	9.00%	(a)	41,804,249
				397,548,855
	Retail REITs — 0.5%
27,435,000	Scentre Group Trust 2 (b) (e)	5.13%	09/24/80	26,778,659
	Trading Companies & Distributors — 0.6%
36,433,000	Air Lease Corp., Series D (b)	6.00%	(a)	35,741,312
	Total Capital Preferred Securities			4,296,407,418
	(Cost $4,399,295,879)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 1.3%
	Capital Markets — 1.3%
6,248,061	Invesco Preferred ETF	72,165,105
	(Cost $71,657,211)

	Total Investments — 99.1%	5,745,343,861
	(Cost $5,977,465,637)
	Net Other Assets and Liabilities — 0.9%	52,507,007
	Net Assets — 100.0%	$5,797,850,868

(a)	Perpetual maturity.
(b)	Fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2025. At a predetermined date, the fixed rate will change to a variable rate.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(d)	Floating or variable rate security.
(e)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2025, securities noted as such amounted to $1,062,938,250 or 18.3% of net assets.

(f)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2025, securities noted as such amounted to $1,363,647,172 or 23.5% of net assets. Of these securities, 10.4% originated in emerging markets, and 89.6% originated in foreign markets.

(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	Claim pending with the administrative court of Switzerland.
(i)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Country Allocation	% of Net Assets
United States	58.8%
Canada	12.9
United Kingdom	7.5
France	5.9
Spain	3.5
Bermuda	3.0
Mexico	2.2
Germany	1.6
Netherlands	1.5
Australia	0.5
Sweden	0.4
Switzerland	0.4
Japan	0.3
Chile	0.3
Italy	0.3
Total Investments	99.1
Net Other Assets and Liabilities	0.9
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$401,735,384	$386,521,372	$15,214,012	$—
Other Industry Categories*	748,749,617	748,749,617	—	—
$100 Par Preferred Securities*	67,900	—	67,900	—
$1,000 Par Preferred Securities*	226,218,437	226,218,437	—	—
Capital Preferred Securities*	4,296,407,418	—	4,296,407,418	—
Exchange-Traded Funds*	72,165,105	72,165,105	—	—
Total Investments	$5,745,343,861	$1,433,654,531	$4,311,689,330	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of January 31, 2025, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	09/15/16 - 12/08/21	$10,700,000	$96.50	$10,903,500	$10,325,500	0.18%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17 - 03/12/18	13,700,000	98.50	13,718,545	13,494,500	0.23
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	03/20/15 - 05/08/18	20,360,000	99.59	21,235,247	20,276,856	0.35
				$45,857,292	$44,096,856	0.76%

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$1,000 PAR PREFERRED SECURITIES — 2.2%
	Banks — 2.2%
11,422	Bank of America Corp., Series L	7.25%	(a)	$13,980,528
17,492	Wells Fargo & Co., Series L	7.50%	(a)	20,796,239
	Total $1,000 Par Preferred Securities			34,776,767
	(Cost $37,415,984)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 95.0%
	Banks — 50.0%
$8,000,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (c)	7.75%	(a)	8,019,684
13,800,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (c)	9.38%	(a)	15,084,932
10,300,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (c)	6.50%	(a)	10,302,501
3,000,000	Banco de Credito e Inversiones S.A. (b) (c) (d)	8.75%	(a)	3,150,597
840,000	Banco de Credito e Inversiones S.A. (b) (c) (e)	8.75%	(a)	882,167
2,000,000	Banco Mercantil del Norte S.A. (b) (c) (d)	6.63%	(a)	1,789,706
10,101,000	Banco Mercantil del Norte S.A. (b) (c) (d)	7.50%	(a)	9,772,862
3,592,000	Banco Mercantil del Norte S.A. (b) (c) (d)	7.63%	(a)	3,545,086
3,400,000	Banco Mercantil del Norte S.A. (b) (c) (d)	8.38%	(a)	3,411,754
1,200,000	Banco Mercantil del Norte S.A. (b) (c) (d)	8.75%	(a)	1,195,218
9,000,000	Banco Santander S.A. (b) (c)	4.75%	(a)	8,641,840
8,400,000	Banco Santander S.A. (b) (c)	8.00%	(a)	8,798,051
7,000,000	Banco Santander S.A. (b) (c)	9.63%	(a)	7,732,662
17,000,000	Banco Santander S.A. (b) (c)	9.63%	(a)	19,602,921
200,000	Bank of America Corp., Series RR (c)	4.38%	(a)	194,547
23,796,000	Bank of America Corp., Series TT (c)	6.13%	(a)	24,120,268
22,956,000	Bank of Montreal (c)	7.70%	05/26/84	23,821,203
12,500,000	Bank of Montreal (c)	7.30%	11/26/84	12,749,275
19,400,000	Bank of Nova Scotia (The) (c)	8.63%	10/27/82	20,504,460
12,600,000	Bank of Nova Scotia (The) (c)	8.00%	01/27/84	13,173,187
8,400,000	Bank of Nova Scotia (The) (c)	7.35%	04/27/85	8,424,520
6,300,000	Barclays PLC (b) (c)	4.38%	(a)	5,772,749
20,050,000	Barclays PLC (b) (c)	8.00%	(a)	20,944,591
6,650,000	Barclays PLC (b) (c)	9.63%	(a)	7,420,116
700,000	BBVA Bancomer S.A. (b) (c) (d)	5.88%	09/13/34	662,773
7,200,000	BBVA Bancomer S.A. (b) (c) (d)	8.45%	06/29/38	7,452,713
18,000,000	BNP Paribas S.A. (b) (c) (d)	4.63%	(a)	15,533,289
2,300,000	BNP Paribas S.A. (b) (c) (d)	7.38%	(a)	2,309,076
10,890,000	BNP Paribas S.A. (b) (c) (d)	7.75%	(a)	11,290,741
3,700,000	BNP Paribas S.A. (b) (c) (d)	8.00%	(a)	3,882,454
23,450,000	BNP Paribas S.A. (b) (c) (d)	8.50%	(a)	24,711,282
1,000,000	BNP Paribas S.A. (b) (c) (d)	9.25%	(a)	1,073,320
5,783,000	Canadian Imperial Bank of Commerce (c)	6.95%	01/28/85	5,790,474
1,300,000	Citigroup, Inc., Series AA (c)	7.63%	(a)	1,365,069
4,000,000	Citigroup, Inc., Series BB (c)	7.20%	(a)	4,174,096
6,070,000	Citigroup, Inc., Series DD (c)	7.00%	(a)	6,340,151
1,984,000	Citigroup, Inc., Series P (c)	5.95%	(a)	1,984,931
8,445,000	Citigroup, Inc., Series W (c)	4.00%	(a)	8,344,922
8,195,000	Citigroup, Inc., Series X (c)	3.88%	(a)	8,044,982
2,979,000	Citigroup, Inc., Series Y (c)	4.15%	(a)	2,900,882
12,941,000	Citizens Financial Group, Inc., Series G (c)	4.00%	(a)	12,385,795

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$3,000,000	CoBank ACB (c)	7.25%	(a)	$3,069,108
1,101,000	CoBank ACB, Series I (c)	6.25%	(a)	1,103,793
685,000	CoBank ACB, Series K (c)	6.45%	(a)	689,678
8,400,000	Commerzbank AG (b) (c) (e)	7.50%	(a)	8,447,544
1,000,000	Corestates Capital III, 3 Mo. CME Term SOFR + CSA + 0.57% (d) (f)	5.36%	02/15/27	988,846
30,600,000	Credit Agricole S.A. (b) (c) (d)	6.70%	(a)	29,579,784
1,500,000	Farm Credit Bank of Texas (c)	7.75%	(a)	1,558,200
800,000	Farm Credit Bank of Texas, Series 3 (c) (d)	6.20%	(a)	793,200
7,900,000	HSBC Holdings PLC (b) (c)	6.88%	(a)	7,952,729
23,150,000	HSBC Holdings PLC (b) (c)	6.95%	(a)	23,246,744
19,600,000	HSBC Holdings PLC (b) (c)	8.00%	(a)	20,676,687
735,000	Huntington Bancshares, Inc., Series F (c)	5.63%	(a)	723,577
3,700,000	Huntington Bancshares, Inc., Series G (c)	4.45%	(a)	3,564,400
5,440,000	ING Groep N.V. (b) (c) (e)	7.25%	(a)	5,514,833
24,404,000	ING Groep N.V. (b) (c) (e)	7.50%	(a)	25,113,863
8,885,000	ING Groep N.V. (b) (c) (e)	8.00%	(a)	9,348,797
19,670,000	Intesa Sanpaolo S.p.A. (b) (c) (d)	7.70%	(a)	19,693,401
4,000,000	JPMorgan Chase & Co., Series KK (c)	3.65%	(a)	3,908,038
22,200,000	JPMorgan Chase & Co., Series NN (c)	6.88%	(a)	23,229,370
2,500,000	JPMorgan Chase & Co., Series OO (c)	6.50%	(a)	2,533,973
24,180,000	Lloyds Banking Group PLC (b) (c)	8.00%	(a)	25,405,007
21,686,000	NatWest Group PLC (b) (c)	6.00%	(a)	21,713,047
23,350,000	NatWest Group PLC (b) (c)	8.13%	(a)	24,876,389
11,084,000	PNC Financial Services Group (The), Inc., Series U (c)	6.00%	(a)	11,120,566
12,525,000	PNC Financial Services Group (The), Inc., Series V (c)	6.20%	(a)	12,664,579
8,499,000	PNC Financial Services Group (The), Inc., Series W (c)	6.25%	(a)	8,558,059
12,000,000	Royal Bank of Canada (c)	7.50%	05/02/84	12,453,744
13,100,000	Royal Bank of Canada (c)	6.35%	11/24/84	12,561,451
7,200,000	Societe Generale S.A. (b) (c) (d)	9.38%	(a)	7,578,389
11,000,000	Societe Generale S.A. (b) (c) (d)	10.00%	(a)	12,008,073
5,070,000	Standard Chartered PLC (b) (c) (d)	7.88%	(a)	5,244,170
6,200,000	Sumitomo Mitsui Financial Group, Inc. (b) (c)	6.60%	(a)	6,277,568
600,000	Swedbank AB (b) (c) (e)	7.63%	(a)	621,907
11,200,000	Swedbank AB (b) (c) (e)	7.75%	(a)	11,613,403
29,880,000	Toronto-Dominion Bank (The) (c)	8.13%	10/31/82	31,295,236
22,645,000	Wells Fargo & Co. (c)	6.85%	(a)	23,309,495
11,640,000	Wells Fargo & Co. (c)	7.63%	(a)	12,411,092
				788,750,587
	Capital Markets — 8.9%
8,435,000	Ares Finance Co. III LLC (c) (d)	4.13%	06/30/51	8,110,645
21,900,000	Charles Schwab (The) Corp., Series H (c)	4.00%	(a)	19,464,201
23,093,000	Charles Schwab (The) Corp., Series I (c)	4.00%	(a)	22,565,002
250,000	Charles Schwab (The) Corp., Series K (c)	5.00%	(a)	246,083
6,243,000	Credit Suisse Group AG, Claim (g) (h)			561,870
2,057,000	Credit Suisse Group AG, Claim (g) (h)			185,130
7,770,000	Credit Suisse Group AG, Claim (g) (h)			699,300
4,150,000	Credit Suisse Group AG, Claim (g) (h)			373,500
18,000,000	Credit Suisse Group AG, Claim (g) (h)			1,620,000
18,950,000	Deutsche Bank AG, Series 2020 (b) (c)	6.00%	(a)	18,865,223

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$4,150,000	Goldman Sachs Group (The), Inc. (c)	6.85%	(a)	$4,198,305
2,899,000	Goldman Sachs Group (The), Inc., Series T (c)	3.80%	(a)	2,818,231
3,185,000	Goldman Sachs Group (The), Inc., Series U (c)	3.65%	(a)	3,069,371
8,651,000	Goldman Sachs Group (The), Inc., Series W (c)	7.50%	(a)	9,148,182
16,155,000	Goldman Sachs Group (The), Inc., Series X (c)	7.50%	(a)	16,955,900
8,000,000	Goldman Sachs Group (The), Inc., Series Y (c)	6.13%	(a)	7,834,086
811,000	Morgan Stanley, Series M (c)	5.88%	(a)	811,319
9,887,000	State Street Corp., Series I (c)	6.70%	(a)	10,105,483
12,570,000	State Street Corp., Series J (c)	6.70%	(a)	12,855,351
				140,487,182
	Consumer Finance — 0.7%
11,885,000	American Express Co. (c)	3.55%	(a)	11,487,916
	Electric Utilities — 6.2%
17,060,000	American Electric Power Co., Inc. (c)	6.95%	12/15/54	17,458,010
785,000	American Electric Power Co., Inc. (c)	7.05%	12/15/54	806,719
7,134,000	American Electric Power Co., Inc. (c)	3.88%	02/15/62	6,786,992
10,850,000	Duke Energy Corp. (c)	6.45%	09/01/54	10,910,445
18,120,000	Emera, Inc., Series 16-A (c)	6.75%	06/15/76	18,355,125
15,000,000	Entergy Corp. (c)	7.13%	12/01/54	15,329,925
7,930,000	EUSHI Finance, Inc. (c)	7.63%	12/15/54	8,288,537
13,894,000	NextEra Energy Capital Holdings, Inc. (c)	6.75%	06/15/54	14,247,588
4,323,000	PG&E Corp. (c)	7.38%	03/15/55	4,211,033
820,000	Southern (The) Co., Series 21-A (c)	3.75%	09/15/51	797,300
				97,191,674
	Financial Services — 2.7%
3,000,000	American AgCredit Corp. (c) (d)	5.25%	(a)	2,932,017
4,200,000	Capital Farm Credit ACA, Series 1 (c) (d)	5.00%	(a)	4,137,000
650,000	Compeer Financial ACA (c) (d)	4.88%	(a)	633,750
14,096,000	Corebridge Financial, Inc. (c)	6.88%	12/15/52	14,500,086
19,855,000	Corebridge Financial, Inc. (c)	6.38%	09/15/54	19,681,362
755,000	Voya Financial, Inc., Series A (c)	7.76%	(a)	800,221
				42,684,436
	Food Products — 1.2%
1,200,000	Dairy Farmers of America, Inc. (i)	7.13%	(a)	1,158,000
1,131,000	Land O’Lakes Capital Trust I (i)	7.45%	03/15/28	1,126,381
7,146,000	Land O’Lakes, Inc. (d)	7.00%	(a)	5,895,559
3,875,000	Land O’Lakes, Inc. (d)	7.25%	(a)	3,247,309
400,000	Land O’Lakes, Inc. (e)	7.25%	(a)	335,206
7,935,000	Land O’Lakes, Inc. (d)	8.00%	(a)	7,471,913
				19,234,368
	Gas Utilities — 0.4%
5,800,000	AltaGas Ltd. (c) (d)	7.20%	10/15/54	5,842,357
	Independent Power and Renewable Electricity Producers — 0.8%
7,400,000	AES (The) Corp. (c)	7.60%	01/15/55	7,552,152
5,250,000	AES (The) Corp. (c)	6.95%	07/15/55	5,143,224
				12,695,376
	Insurance — 8.9%
4,288,000	Assurant, Inc. (c)	7.00%	03/27/48	4,364,912

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$2,300,000	Assured Guaranty Municipal Holdings, Inc. (c) (d)	6.40%	12/15/66	$2,126,829
1,700,000	Assured Guaranty Municipal Holdings, Inc. (c) (e)	6.40%	12/15/66	1,572,004
9,496,000	AXIS Specialty Finance LLC (c)	4.90%	01/15/40	8,888,755
11,200,000	CNP Assurances SACA (b) (c) (e)	4.88%	(a)	9,930,200
10,339,000	Enstar Finance LLC (c)	5.50%	01/15/42	9,981,086
25,534,000	Global Atlantic Fin Co. (c) (d)	4.70%	10/15/51	24,649,240
6,106,000	Global Atlantic Fin Co. (c) (d)	7.95%	10/15/54	6,401,396
22,521,000	Hartford Financial Services Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (d) (f)	6.91%	02/12/47	21,008,820
2,464,000	Kuvare US Holdings, Inc. (c) (d)	7.00%	02/17/51	2,473,242
6,850,000	Lancashire Holdings Ltd. (c) (e)	5.63%	09/18/41	6,376,053
14,818,000	Liberty Mutual Group, Inc. (c) (d)	4.13%	12/15/51	14,180,884
6,585,000	Liberty Mutual Group, Inc. (d)	4.30%	02/01/61	4,143,665
7,000,000	Lincoln National Corp., Series C (c)	9.25%	(a)	7,580,440
6,514,000	MetLife Capital Trust IV (d)	7.88%	12/15/37	7,132,073
2,900,000	MetLife, Inc. (d)	9.25%	04/08/38	3,421,168
6,506,000	Prudential Financial, Inc. (c)	6.00%	09/01/52	6,492,769
				140,723,536
	Multi-Utilities — 6.4%
16,559,000	Algonquin Power & Utilities Corp. (c)	4.75%	01/18/82	15,815,459
4,000,000	CenterPoint Energy, Inc., Series A (c)	7.00%	02/15/55	4,090,012
13,575,000	CenterPoint Energy, Inc., Series B (c)	6.85%	02/15/55	13,802,408
6,000,000	Dominion Energy, Inc. (c)	6.63%	05/15/55	6,074,076
6,700,000	Dominion Energy, Inc., Series A (c)	6.88%	02/01/55	6,987,117
16,700,000	Dominion Energy, Inc., Series B (c)	7.00%	06/01/54	17,705,457
8,037,000	NiSource, Inc. (c)	6.38%	03/31/55	7,994,340
7,154,000	Sempra (c)	4.13%	04/01/52	6,798,737
18,364,000	Sempra (c)	6.40%	10/01/54	17,734,677
3,522,000	Sempra (c)	6.88%	10/01/54	3,523,442
				100,525,725
	Oil, Gas & Consumable Fuels — 7.2%
1,026,000	Enbridge, Inc. (c)	6.25%	03/01/78	1,015,580
11,955,000	Enbridge, Inc. (c)	7.63%	01/15/83	12,559,433
26,050,000	Enbridge, Inc. (c)	8.50%	01/15/84	28,911,556
8,364,000	Enbridge, Inc., Series 20-A (c)	5.75%	07/15/80	8,149,682
1,069,000	Energy Transfer, L.P., Series B (c)	6.63%	(a)	1,055,021
4,125,000	Energy Transfer, L.P., Series F (c)	6.75%	(a)	4,126,338
24,300,000	Energy Transfer, L.P., Series G (c)	7.13%	(a)	24,704,619
3,000,000	Transcanada Trust (c)	5.63%	05/20/75	2,996,896
11,394,000	Transcanada Trust (c)	5.50%	09/15/79	10,960,236
7,650,000	Transcanada Trust (c)	5.60%	03/07/82	7,277,370
11,712,000	Venture Global LNG, Inc. (c) (d)	9.00%	(a)	12,212,196
				113,968,927
	Retail REITs — 0.7%
11,220,000	Scentre Group Trust 2 (c) (d)	5.13%	09/24/80	10,951,578

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Trading Companies & Distributors — 0.9%
$1,753,000	AerCap Global Aviation Trust (c) (d)	6.50%	06/15/45	$1,754,025
11,935,000	Air Lease Corp., Series D (c)	6.00%	(a)	11,708,412
				13,462,437
	Total Capital Preferred Securities			1,498,006,099
	(Cost $1,463,500,365)

	Total Investments — 97.2%			1,532,782,866
	(Cost $1,500,916,349)
	Net Other Assets and Liabilities — 2.8%			43,578,432
	Net Assets — 100.0%			$1,576,361,298

(a)	Perpetual maturity.
(b)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2025, securities noted as such amounted to $496,690,843 or 31.5% of net assets. Of these securities, 6.4% originated in emerging markets, and 93.6% originated in foreign markets.

(c)	Fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2025. At a predetermined date, the fixed rate will change to a variable rate.
(d)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2025, securities noted as such amounted to $314,392,400 or
19.9% of net assets.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Floating or variable rate security.
(g)	Claim pending with the administrative court of Switzerland.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(i)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Country Allocation	% of Net Assets
United States	48.4%
Canada	16.0
United Kingdom	10.4
France	7.5
Spain	5.0
Netherlands	2.5
Mexico	1.8
Germany	1.7
Italy	1.2
Sweden	0.8
Australia	0.7
Bermuda	0.4
Japan	0.4
Chile	0.2
Switzerland	0.2
Total Investments	97.2
Net Other Assets and Liabilities	2.8
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$1,000 Par Preferred Securities*	$34,776,767	$34,776,767	$—	$—
Capital Preferred Securities*	1,498,006,099	—	1,498,006,099	—
Total Investments	$1,532,782,866	$34,776,767	$1,498,006,099	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of January 31, 2025, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	01/21/21 - 12/08/21	$1,200,000	$96.50	$1,222,750	$1,158,000	0.07%
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	05/04/18 - 01/16/24	1,131,000	99.59	1,184,025	1,126,381	0.07
				$2,406,775	$2,284,381	0.14%

First Trust Exchange-Traded Fund III
Additional Information
January 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.